Financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets (Unaudited)
	December 31,	December 31,
	2021	2020

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$22,086,787	$16,613,029
Other current assets	491,000	-
Escrow	600,000	-
Other receivable-intercompany	2,862,436
Total current assets	26,040,223	16,613,029

OTHER ASSETS
Escrow	-	600,000
Investment in subsidiaries	35,881,493	20,761,600
Total other assets	35,881,493	21,361,600

Total assets	$61,921,716	$37,974,629
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$140,000	$2,960,000
Other payables and accrued liabilities	23,958	50,918
Other payables - intercompany	14,569,398	1,394,465
Total current liabilities	14,733,356	4,405,383

LIABILITIES	14,733,356	4,405,383

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2021 and 2020, respectively	-	-
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,654,712 and 30,054,712 shares issued and 21,044,712 and 20,444,712 shares outstanding as of December 31, 2021 and 2020, respectively	1,533	1,503
Treasury shares, at cost, 9,610,000 shares issued as of December 31, 2021 and 2020, respectively	(481)	(481)
Additional paid-in capital	21,884,962	18,884,992
Subscription receivable	(1,000,000)	-
Statutory reserves	112,347	112,347
Retained earnings	25,092,043	13,647,770
Accumulated other comprehensive income (loss)	1,097,956	923,115
Total shareholders’ equity	47,188,360	33,569,246

Total liabilities and shareholders’ equity	$61,921,716	$37,974,629

Schedule of parent company statements of income and comprehensive income (Unaudited)
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
OPERATING EXPENSES:
General and administrative	$(3,501,857)	$(4,452,154)
Total operating expenses	(3,501,857)	(4,452,154)

LOSS FROM OPERATIONS	(3,501,857)	(4,452,154)

OTHER INCOME (EXPENSE)
Finance income (expense)	1,079	(17,410)
Equity income of subsidiaries and VIEs	14,945,051	6,517,671
Total other income, net	14,946,130	6,500,261

NET INCOME	11,444,273	2,048,107
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	174,841	1,144,657
COMPREHENSIVE INCOME	$11,619,114	$3,192,764

Schedule of parent company statements of cash flows (Unaudited)
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,444,273	$2,048,107
Adjustments to reconcile net income to cash used in operating activities:
Change in operating assets and liabilities:
(Decrease) increase in accounts payable	(2,820,000)	2,960,000
(Decrease) increase in other payables and accrued liabilities	(517,960)	50,918
(Increase) in other receivable - intercompany	(2,862,437)	-
Increase (decrease) in other payables - intercompany	13,174,933	(18,993)
Equity income of subsidiaries and VIEs	(14,945,051)	(6,517,671)
Net cash used in operating activities	3,473,758	(1,477,639)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net	2,000,000	18,090,668
Net cash provided by financing activities	2,000,000	18,090,668

CHANGES IN CASH AND CASH EQUIVALENTS	5,473,758	16,613,029

CASH AND CASH EQUIVALENTS, beginning of year	16,613,029	-

CASH AND CASH EQUIVALENTS, end of year	$22,086,787	$16,613,029
NON-CASH INVESTING ACTIVITY
Proceeds from initial public offering held in escrow	$-	$600,000
Proceeds om initial public offering offset with intercompany payable	$-	$1,413,458